Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 27, 2012 Liquor Licenses [Member]	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Quarterly Financial Data [Line Items]
Gains (Losses) on Extinguishment of Debt									$ (15,768,000)	$ 0	$ 0		$ 15,800,000
Long-lived asset impairments	4,600,000		700,000		2,000,000		1,100,000		5,276,000	3,139,000	1,937,000
Severance Costs	1,000,000	1,300,000							2,235,000	0	5,034,000
Lease termination charges	600,000		1,100,000	400,000		800,000	1,900,000	500,000
Proceeds from sale														8,300,000
Gain Loss On Sale Of Land	400,000		2,300,000		2,000,000			1,300,000	2,900,000
Impairment of liquor licenses									$ 170,000	$ 2,641,000	$ 0	$ 2,600,000